November 1, 2004
THE DREYFUS/LAUREL FUNDS, INC.

DREYFUS PREMIER CORE EQUITY FUND
(CLASS A, CLASS B, CLASS C, CLASS R and CLASS T SHARES)

Supplement to Statement of Additional Information
dated January 1, 2004, revised April 15, 2004

     The following information replaces any contrary information contained in the section of the Statement of Additional Information entitled “Purchase of Shares.”

Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TeleTransfer Privilege." A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

November 1, 2004
THE DREYFUS/LAUREL FUNDS, INC.

DREYFUS BASIC S&P 500 STOCK INDEX FUND
DREYFUS BOND MARKET INDEX FUND
(Investor Shares and BASIC Shares)
DREYFUS DISCIPLINED STOCK FUND
DREYFUS PREMIER BALANCED FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER LARGE COMPANY STOCK FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER LIMITED TERM INCOME FUND
(Class A, Class B, Class C and Class R Shares)
DREYFUS PREMIER MIDCAP STOCK FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER SMALL CAP VALUE FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER TAX MANAGED GROWTH FUND
(Class A, Class B, Class C, Class R and Class T Shares)

Supplement to Statement of Additional Information
dated October 1, 2004

     The following information replaces any contrary information contained in the section of the Statement of Additional Information entitled “Purchase of Shares.”

     Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or

Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TeleTransfer Privilege." A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

November 1, 2004
THE DREYFUS/LAUREL FUNDS, INC.

Dreyfus Money Market Reserves (“Money Market Reserves”)
Dreyfus U.S. Treasury Reserves (“U.S. Treasury Reserves”)
Dreyfus Municipal Reserves (“Municipal Reserves”)
Dreyfus Institutional Prime Money Market Fund
Dreyfus Institutional Government Money Market Fund
Dreyfus Institutional U.S. Treasury Money Market Fund

Supplement to Statement of Additional Information dated March 1, 2004

     The following information replaces any contrary information contained in the section of the Statement of Additional Information entitled “Purchase of Shares.”

Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone, or, with respect to Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves, online, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares--Dreyfus TeleTransfer Privilege." A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.